Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Receivables1 [abstract]
Research tax credit	$ 14,958	$ 20,900
Other subsidies	0	0
Total subsidies receivables	$ 14,958	$ 20,900